Segment Information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
External revenue	$ 384,543	$ 222,610
Cost of goods sold	(99,378)	(22,893)
Operating expenses	(4,369,778)	(4,358,130)
Segment loss	(4,084,613)	(4,158,413)
Total assets	2,828,238	$ 2,675,219
IP Licensing
External revenue	232,909
Cost of goods sold	0
Operating expenses	(1,601,595)
Segment loss	(1,368,686)
Total assets	692,268
Consumer Products
External revenue	151,634
Cost of goods sold	(99,378)
Operating expenses	(1,043,956)
Segment loss	(991,700)
Total assets	116,871
Corporate
External revenue	0
Cost of goods sold	0
Operating expenses	(1,724,227)
Segment loss	(1,724,227)
Total assets	$ 2,019,099